UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2016

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 85.2%
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 1.0%
Alliance Automotive Finance PLC, Senior Secured Notes	6.250%	12/1/21	320,000	EUR	$387,614	(a)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	220,000	EUR	262,855	(a)
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	290,000		297,975
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	400,000		409,500	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		199,750	(a)

Total Auto Components					1,557,694

Automobiles - 0.2%
General Motors Co., Senior Notes	6.600%	4/1/36	260,000		286,912

Diversified Consumer Services - 0.7%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	245,371
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	440,000	EUR	526,335	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	320,000		340,000

Total Diversified Consumer Services					1,111,706

Hotels, Restaurants & Leisure - 4.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	630,000		656,775	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	389,610		354,038	(a)(b)(c)(d)
Boyd Gaming Corp., Senior Notes	6.375%	4/1/26	220,000		229,350	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000		484,875
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	210,000		181,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	390,000		372,450	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	265,000		523	*(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	150,000		154,500	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	660,000		658,350	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	460,000		485,300	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	297,210	(f)(g)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	170,000		171,700	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	390,000		399,750	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	100,000	GBP	147,158	(a)
Studio City Finance Ltd., Senior Notes	8.500%	12/1/20	890,000		896,675	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	740,000	EUR	849,414	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	440,000		370,700	(a)

Total Hotels, Restaurants & Leisure					6,709,893

Household Durables - 2.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	470,000		478,225	(a)(b)
PulteGroup Inc., Senior Notes	4.250%	3/1/21	30,000		30,600
PulteGroup Inc., Senior Notes	5.500%	3/1/26	340,000		351,475
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	360,000		356,850	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	690,000		679,650	(a)
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000		313,600
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	490,000		505,231
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	130,000		125,450
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	580,000		519,100	(a)

Total Household Durables					3,360,181

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	520,000		304,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.8%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	70,000		$71,925
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	90,000		92,025
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	1,070,000		1,130,305	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	290,000		323,582	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	520,000		494,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	610,000		561,962
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	220,000	GBP	315,185	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	515,100		118,473	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	600,000		614,250	(a)
MediaNews Group Inc.	12.000%	12/31/18	155,000		155,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	719,136		514,182	(a)(b)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	770,000		754,600	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	800,000		779,600	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	290,000		341,175
Viacom Inc., Senior Notes	4.375%	3/15/43	360,000		279,275
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	940,000		982,300	(a)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	210,000	GBP	312,169	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	703,188	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	300,000		304,500	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	250,000		251,250	(a)
Vougeot Bidco PLC, Senior Secured Notes	7.875%	7/15/20	100,000	GBP	149,643	(a)

Total Media					9,248,589

Multiline Retail - 0.9%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	910,000		969,150	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	110,000		95,150	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	470,000		364,542	(a)(b)

Total Multiline Retail					1,428,842

Specialty Retail - 1.5%
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	200,000	GBP	278,130	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	430,000		414,412	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	340,000		329,800	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	800,000		558,000	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	390,000		425,178
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	300,000		321,000

Total Specialty Retail					2,326,520

Textiles, Apparel & Luxury Goods - 0.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	80,000		79,200	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	480,000		487,200

Total Textiles, Apparel & Luxury Goods					566,400

TOTAL CONSUMER DISCRETIONARY					26,900,937

CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	550,000		530,750	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	240,000		246,600
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	580,000		607,550
Constellation Brands Inc., Senior Notes	4.750%	12/1/25	180,000		187,200
DS Services of America Inc., Secured Notes	10.000%	9/1/21	450,000		511,875	(a)

Total Beverages					2,083,975

Food & Staples - 0.6%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	9.875%	2/1/20	880,000		917,400	(g)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	440,000		$396,550	(a)

Food Products - 2.2%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	340,000	GBP	454,142	(g)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	140,000		139,650	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	180,000	EUR	216,599	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		534,100	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000		406,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	500,000		504,375	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	390,000	AUD	311,126	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,040,000		878,800	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	350,000		13,650	*(g)(h)

Total Food Products					3,458,442

Household Products - 1.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000		261,250
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	110,000		101,750	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	730,000		779,275
Sun Products Corp., Senior Notes	7.750%	3/15/21	890,000		823,250	(a)

Total Household Products					1,965,525

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	890,000		681,962

TOTAL CONSUMER STAPLES					9,503,854

ENERGY - 13.3%
Energy Equipment & Services - 0.7%
CGG, Senior Notes	6.500%	6/1/21	430,000		176,300
CGG, Senior Notes	6.875%	1/15/22	1,020,000		402,900
Ensco PLC, Senior Notes	4.700%	3/15/21	180,000		125,842
Ensco PLC, Senior Notes	5.750%	10/1/44	290,000		143,912
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	290,000		182,700	(a)

Total Energy Equipment & Services					1,031,654

Oil, Gas & Consumable Fuels - 12.6%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	120,000		22,200
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	630,000		116,550
California Resources Corp., Senior Notes	5.500%	9/15/21	340,000		76,500
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	80,000		75,000
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	260,000		230,425
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	480,000		190,800
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	70,000		27,300
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	610,000		216,550
Continental Resources Inc., Senior Notes	3.800%	6/1/24	110,000		87,450
Continental Resources Inc., Senior Notes	4.900%	6/1/44	510,000		382,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	10,000		7,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	30,000		22,650
Ecopetrol SA, Senior Notes	5.375%	6/26/26	420,000		383,250
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	100,000		46,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	150,000		129,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	430,000		331,100

Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	760,000		797,419	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000		238,950
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	680,000		518,500	(a)
LUKOIL International Finance BV, Senior Notes	6.656%	6/7/22	200,000		213,499	(g)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	930,000	$891,540	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	810,000	182,250	*(d)(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	200,000	119,000	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	740,000	440,300	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	650,000	185,250	*(d)(h)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	502,408	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	550,000	74,250	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	200,000	194,250	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	240,000	178,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,240,000	920,700
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	390,000	68,250	(d)(g)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,020,000	879,162
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	610,000	509,167
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,340,000	981,148
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,100,000	1,522,500
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,280,000	713,640	(g)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	530,667	282,580	(g)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,500,000	1,447,500
QEP Resources Inc., Senior Notes	6.875%	3/1/21	290,000	267,525
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000	140,000
Rice Energy Inc., Senior Notes	6.250%	5/1/22	400,000	350,000
Rice Energy Inc., Senior Notes	7.250%	5/1/23	150,000	132,000
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	230,000	218,500	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	630,000	373,275
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	400,000	270,000	(a)
SM Energy Co., Senior Notes	5.000%	1/15/24	210,000	146,410
SM Energy Co., Senior Notes	5.625%	6/1/25	260,000	181,919
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	240,000	189,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	360,000	257,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	160,000	158,800	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	188,000	182,360
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	240,000	214,800	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	200,000	134,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	470,000	318,425
Williams Cos. Inc., Debentures	7.500%	1/15/31	120,000	98,100
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	210,000	158,025
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	191,250
WPX Energy Inc., Senior Notes	8.250%	8/1/23	220,000	171,050
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	740,000	742,775	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	920,000	901,140	(a)

Total Oil, Gas & Consumable Fuels				20,004,092

TOTAL ENERGY				21,035,746

FINANCIALS - 11.8%
Banks - 5.8%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	750,000	775,088	(f)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,087,644
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000	200,516	(f)(i)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,100,000	1,065,625	(a)(f)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	730,000	740,490

CIT Group Inc., Senior Notes	5.000%	8/1/23	110,000	110,825
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	340,000	326,989	(f)(i)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	380,000	366,225	(f)(i)
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	270,000	293,125
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	730,000	731,091	(a)(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	750,000	697,500	(f)(i)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	410,000		$388,475	(f)(i)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	200,000		203,591
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	250,000		240,675	(f)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	820,000		831,768
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		173,075
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	1,100,000		1,004,366	(f)(g)

Total Banks					9,237,068

Capital Markets - 0.8%
Credit Suisse Group AG, Junior Subordinated Notes	7.500%	12/11/23	850,000		839,056	(a)(f)(i)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	480,000		489,472

Total Capital Markets					1,328,528

Consumer Finance - 0.7%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	720,000		718,200
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	430,000		346,150	(a)

Total Consumer Finance					1,064,350

Diversified Financial Services - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	530,000		542,587
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	360,000		383,580	(a)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	180,000		192,375
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	380,000		458,375
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	140,000		152,425

Total Diversified Financial Services					1,729,342

Insurance - 0.6%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		191,900	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	404,764	(g)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		284,050

Total Insurance					880,714

Real Estate Investment Trusts (REITs) - 0.8%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	180,000		167,400
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	420,000		443,625	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	130,000		137,475
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	500,000		527,056	(g)

Total Real Estate Investment Trusts (REITs)					1,275,556

Real Estate Management & Development - 1.6%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	220,000		188,650
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	850,000		836,400
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	300,000		309,494	(g)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	140,000		145,250	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	350,000		346,500	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	247,964	GBP	309,146	(g)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	340,000		361,535	(g)

Total Real Estate Management & Development					2,496,975

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	610,000		594,750	(a)

TOTAL FINANCIALS					18,607,283

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 5.9%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	300,000		$266,250	(a)

Health Care Equipment & Supplies - 0.6%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	160,000		130,600	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	340,000		337,875	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	470,000		434,750

Total Health Care Equipment & Supplies					903,225

Health Care Providers & Services - 4.2%
BioScrip Inc., Senior Notes	8.875%	2/15/21	200,000		170,000
Centene Corp., Senior Notes	5.625%	2/15/21	220,000		229,900	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	90,000		94,950	(a)
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	440,000		436,700
Ephios Bondco PLC, Senior Secured Notes	6.250%	7/1/22	100,000	EUR	120,845	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	710,000		783,485	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	40,000		45,500
HCA Inc., Senior Notes	5.875%	2/15/26	810,000		836,325
HCA Inc., Senior Secured Notes	5.250%	4/15/25	290,000		299,425
HCA Inc., Senior Secured Notes	5.250%	6/15/26	370,000		380,175
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	840,000	EUR	1,019,342	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	370,000		366,762
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	220,000		227,425
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	730,000		702,625
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	460,000	EUR	545,248	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	440,000		409,200

Total Health Care Providers & Services					6,667,907

Pharmaceuticals - 0.9%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	207,000	EUR	243,483	(g)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	530,000		529,337	(a)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	100,000		91,250	(a)
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	60,000		53,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	130,000		108,550	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	190,000		150,338	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	130,000		102,538	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	190,000		146,775	(a)

Total Pharmaceuticals					1,425,521

TOTAL HEALTH CARE					9,262,903

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,053,000		810,810	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	880,000		831,600

Total Aerospace & Defense					1,642,410

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	100,000	EUR	109,022	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	640,000		624,800	(a)

Total Air Freight & Logistics					733,822

Airlines - 0.3%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	152,331		158,615	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	14,694		14,914

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - (continued)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	179,188		$187,476
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	62,834		65,976

Total Airlines					426,981

Building Products - 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	470,000		387,750	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	100,000		102,875	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	170,000		174,675	(a)

Total Building Products					665,300

Commercial Services & Supplies - 2.3%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	220,000		170,500	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	330,000		344,850	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	520,000		423,800
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	100,000	EUR	111,344	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	105,489	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	180,000		177,300	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	830,000		834,150
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	630,000		629,080
West Corp., Senior Notes	5.375%	7/15/22	910,000		838,155	(a)

Total Commercial Services & Supplies					3,634,668

Construction & Engineering - 0.6%
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	620,000	EUR	217,417	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	618,393		395,771	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	100,000		87,000	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	370,000		207,200	(a)

Total Construction & Engineering					907,388

Electrical Equipment - 0.8%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000		340,000	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	340,000		314,500	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	120,395	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	560,000		568,400

Total Electrical Equipment					1,343,295

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	199,303	(a)

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	390,000		386,100	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	745,000		739,413	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	390,000		413,400
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	128,000	EUR	155,210	(g)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	136,000	EUR	154,754	(a)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	210,000	EUR	255,940	(a)

Total Machinery					2,104,817

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	740,000		493,950	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	480,000		100,800	*(d)(h)

Total Marine					594,750

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	560,000		$557,200	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	250,000		251,250	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	600,000		426,000	(a)

Total Road & Rail					1,234,450

Trading Companies & Distributors - 1.3%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	270,000		280,800	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	830,000		886,025	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	610,000		622,200
HD Supply Inc., Senior Notes	5.750%	4/15/24	230,000		236,900	(a)

Total Trading Companies & Distributors					2,025,925

Transportation - 0.6%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	700,000		437,500	(a)(b)
Onorato Armatori SpA, Senior Secured Bonds	7.750%	2/15/23	400,000	EUR	479,079	(a)

Total Transportation					916,579

TOTAL INDUSTRIALS					16,429,688

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
CommScope Inc., Senior Secured Notes	4.375%	6/15/20	110,000		113,300	(a)
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	490,000		497,044	(a)

Total Communications Equipment					610,344

Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	500,000		471,875

Internet Software & Services - 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	240,000		259,200

IT Services - 0.6%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	420,000		193,200	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	780,000		783,900	(a)

Total IT Services					977,100

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	420,000		417,018

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp., Senior Notes	10.500%	4/1/24	350,000		351,750	(a)

TOTAL INFORMATION TECHNOLOGY					3,087,287

MATERIALS - 7.7%
Chemicals - 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	940,000		802,243	(g)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	180,000		166,500	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	211,250		148,931	(a)(b)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	150,000		108,750	(a)

Total Chemicals					1,226,424

Construction Materials - 0.9%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	280,000		291,900	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		442,000	(g)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	420,000		308,700	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000		274,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	60,000		39,600	(a)

Total Construction Materials					1,356,200

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 1.9%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	200,000		$207,500	(a)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	446,983	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	192,353		184,178	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.634%	12/15/19	200,000		197,500	(a)(f)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	350,000		314,125	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	230,000		207,000	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,220,000		1,128,500
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	250,000	EUR	291,210	(a)

Total Containers & Packaging					2,976,996

Metals & Mining - 4.0%
Alcoa Inc., Senior Notes	5.125%	10/1/24	310,000		295,566
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	240,000		207,149	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	200,000		167,500	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	240,000		196,800	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	470,000		386,575	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	460,000		427,800
ArcelorMittal SA, Senior Notes	6.125%	6/1/18	40,000		40,600
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	150,000		148,500
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	340,000		255,850	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	480,000		387,600
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	160,000		114,000
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	110,000		77,275
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	170,000		116,025
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000		142,025
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	420,000		26,250	*(a)(d)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,219		0	(a)(b)(c)(d)(j)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	5.550%	10/28/20	770,000		790,136	(g)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	740,000		775,383	(g)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	620,000	EUR	732,183	(a)(b)
Vale SA, Senior Notes	5.625%	9/11/42	1,570,000		1,114,700

Total Metals & Mining					6,401,917

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	300,000		204,000

TOTAL MATERIALS					12,165,537

TELECOMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 5.2%
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	560,000		581,000	(a)
CenturyLink Inc., Senior Notes	6.450%	6/15/21	320,000		325,798
CenturyLink Inc., Senior Notes	5.800%	3/15/22	40,000		38,634
CenturyLink Inc., Senior Notes	6.750%	12/1/23	160,000		156,200
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	690,000		681,375	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	400,000		345,000	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	550,000		554,813	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	340,000		206,550
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	150,000		97,500
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	280,000		179,200
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	490,000		505,925	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	250,000		252,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Telecommunication Services - (continued)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	900,000		$249,660	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	380,000		105,412	(g)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	70,000		71,750
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,720,000		1,769,450	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	220,000		79,200	(g)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000		986,975	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	153,000		162,371	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	390,000		337,350
Windstream Services LLC, Senior Notes	7.750%	10/1/21	150,000		123,094
Windstream Services LLC, Senior Notes	7.500%	6/1/22	270,000		208,575
Windstream Services LLC, Senior Notes	7.500%	4/1/23	260,000		195,650

Total Diversified Telecommunication Services					8,213,982

Wireless Telecommunication Services - 4.7%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	116,652	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,400,000		1,410,500	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,090,000		1,181,178	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	200,000	EUR	237,707	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	470,000		345,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	230,000		181,125
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	930,000		744,000
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,130,000		1,011,350
Sprint Corp., Senior Notes	7.875%	9/15/23	470,000		361,801
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	420,000		438,375
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	630,000		665,438	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000		306,313	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	500,000		489,070	(a)

Total Wireless Telecommunication Services					7,488,959

TOTAL TELECOMMUNICATION SERVICES					15,702,941

UTILITIES - 1.3%
Electric Utilities - 0.9%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	214,285		209,999
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	480,000		461,400
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	120,000		124,500
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	590,000	EUR	704,929	(a)

Total Electric Utilities					1,500,828

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	4.875%	5/15/23	600,000		580,500
AES Corp., Senior Notes	5.500%	3/15/24	20,000		19,650
AES Corp., Senior Notes	5.500%	4/15/25	40,000		38,800

Total Independent Power and Renewable Electricity Producers					638,950

TOTAL UTILITIES					2,139,778

TOTAL CORPORATE BONDS & NOTES (Cost - $146,509,455)					134,835,954

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	130,000		107,900

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	372,398		143,373	(a)(b)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $492,386)					251,273

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.7%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	450,000	$450,562	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	410,000	358,750	(k)(l)

TOTAL CONSUMER DISCRETIONARY				809,312

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	170,000	169,469	(k)(l)

ENERGY - 0.4%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	750,000	540,000	(k)(l)

Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	175,000	174,125	(d)(k)(l)

TOTAL ENERGY				714,125

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	377,150	330,006	(k)(l)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	450,000	413,438	(k)(l)

TOTAL HEALTH CARE				743,444

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	445,500	329,670	(k)(l)

TOTAL SENIOR LOANS (Cost - $3,178,620)				2,766,020

SOVEREIGN BONDS - 1.4%
Argentina - 1.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	240,000	247,320	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,233,793	1,480,552

Total Argentina				1,727,872

Venezuela - 0.3%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,134,000	430,920	(g)

TOTAL SOVEREIGN BONDS (Cost - $2,224,060)				2,158,792

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Obligations - 5.6%
U.S. Treasury Notes	1.500%	5/31/20	1,000,000	1,015,195
U.S. Treasury Notes	1.375%	9/30/20	7,850,000	7,916,694

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,819,135)				8,931,889

			SHARES
COMMON STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			26,303	0	*(c)(d)(j)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2	66,527	*(d)

TOTAL CONSUMER DISCRETIONARY				66,527

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY			SHARES	VALUE
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc.			17,554	$42,129	*
KCAD Holdings I Ltd.			75,024,286	184,560	*(c)(d)

TOTAL ENERGY				226,689

FINANCIALS - 0.4%
Banks - 0.4%
Citigroup Inc.			3,909	163,201
JPMorgan Chase & Co.			9,026	534,520

TOTAL FINANCIALS				697,721

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc.			5,500	62,590	*(c)(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			19,935	108,845	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			936	9	*(c)(d)

TOTAL INDUSTRIALS				108,854

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			871,025	55,418	*(c)(d)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, ADR			29,056	100,999	*(a)

TOTAL COMMON STOCKS (Cost - $3,044,039)				1,318,798

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $10,000)	6.000%		100	500

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Consumer Finance - 0.5%
GMAC Capital Trust I	6.402%		28,442	697,113	(f)

Diversified Financial Services - 0.6%
Citigroup Capital XIII	6.988%		36,975	972,073	(f)

TOTAL PREFERRED STOCKS (Cost - $1,676,586)				1,669,186

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $99,681)		1/17/17	4,658,000	31,605

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,053,962)				151,964,017

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,027,195)	0.225%	4,027,195	$4,027,195

TOTAL INVESTMENTS - 98.6% (Cost - $170,081,157#)			155,991,212
Other Assets in Excess of Liabilities - 1.4%			2,291,719

TOTAL NET ASSETS - 100.0%			$158,282,931

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	The maturity principal is currently in default as of March 31, 2016.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	The coupon payment on these securities is currently in default as of March 31, 2016.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Value is less than $1.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$26,391,899	$509,038		$26,900,937
Industrials	—	16,363,712	65,976		16,429,688
Materials	—	12,165,537	0	*	12,165,537
Utilities	—	1,929,779	209,999		2,139,778
Other Corporate Bonds & Notes	—	77,200,014	—		77,200,014
Convertible Bonds & Notes	—	251,273	—		251,273
Senior Loans:
Consumer Discretionary	—	450,562	358,750		809,312
Energy	—	—	714,125		714,125
Utilities	—	—	329,670		329,670
Other Senior Loans	—	912,913	—		912,913
Sovereign Bonds	—	2,158,792	—		2,158,792
U.S. Government & Agency Obligations	—	8,931,889	—		8,931,889
Common Stocks:
Consumer Discretionary	—	—	66,527		66,527
Energy	$42,129	—	184,560		226,689
Financials	697,721	—	—		697,721
Health Care	—	—	62,590		62,590
Industrials	—	—	108,854		108,854
Materials	—	—	55,418		55,418
Telecommunication Services	—	100,999	—		100,999
Convertible Preferred Stocks	500	—	—		500
Preferred Stocks	1,669,186	—	—		1,669,186
Purchased Options	—	31,605	—		31,605

Total Long-Term Investments	$2,409,536	$146,888,974	$2,665,507		$151,964,017

Short-Term Investments†	4,027,195	—	—		4,027,195

Total investments	$6,436,731	$146,888,974	$2,665,507		$155,991,212

Other Financial Instruments:
Forward Foreign Currency Contracts	—	134,788	—		134,788

Total	$6,436,731	$147,023,762	$2,665,507		$156,126,000

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$19,289	—	—		$19,289
Forward Foreign Currency Contracts	—	$496,449	—		496,449

Total	$19,289	$496,449	—		$515,738

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES
Balance as of December 31, 2015	$498,840	—	$0	*	—
Accrued premiums/discounts	2,499	—	—		—
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)[1]	1,326	—	—		—
Purchases	13,711	—	—		—
Sales	(7,338)	—	—		—
Transfers into Level 3[2]	—	$65,976	—		$209,999
Transfers out Level 3[3]	—	—	—		—

Balance as of March 31, 2016	$509,038	$65,976	$0	*	$209,999

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$1,326	—	—		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of December 31, 2015	$413,075	$167,450	$578,875	$347,852	$368,466
Accrued premiums/discounts	—	176	2,571	138	261
Realized gain (loss)	—	—	—	11	20
Change in unrealized appreciation (depreciation)[1]	(54,325)	1,843	12,679	(17,045)	(37,952)
Purchases	—	—	120,000	—	—
Sales	—	—	—	(950)	(1,125)
Transfers into Level 3[2]		—		—	—
Transfers out Level 3[3]	—	(169,469)	—	(330,006)	—

Balance as of March 31, 2016	$358,750	—	$714,125	—	$329,670

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$(54,325)	—	$12,679	—	$(37,952)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of December 31, 2015	$61,841	$263,410	$456,500	$93,086	$52,681	$3,302,076
Accrued premiums/discounts	—	—	—	—	—	5,645
Realized gain (loss)	—	—	153,158	—	—	153,189
Change in unrealized appreciation (depreciation)[1]	4,686	(78,850)	8,910	15,768	2,737	(140,223)
Purchases	—	—	45,206	—	—	178,917
Sales	—	—	(601,184)	—	—	(610,597)
Transfers into Level 3[2]	—	—	—	—	—	275,975
Transfers out Level 3[3]	—	—	—	—	—	(499,475)

Balance as of March 31, 2016	$66,527	$184,560	$62,590	$108,854	$55,418	$2,665,507

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$4,686	$(78,850)	$17,384	$15,768	$2,737	$(116,547)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,271,806
Gross unrealized depreciation	(17,361,751)

Net unrealized depreciation	$(14,089,945

At March 31, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	16	6/16	$2,779,789	$2,760,500	$(19,289)

At March 31, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,125,000	USD	3,443,656	Bank of America, N.A.	4/12/16	$113,166
USD	7,797,759	EUR	7,157,190	Bank of America, N.A.	4/12/16	(348,435)
USD	448,436	EUR	400,000	Bank of America, N.A.	4/12/16	(6,838)
EUR	200,000	USD	226,374	Bank of America, N.A.	5/13/16	1,472
EUR	140,000	USD	158,574	Citibank N.A.	5/13/16	918
USD	318,171	AUD	457,290	Citibank N.A.	5/13/16	(31,736)
USD	1,102,068	EUR	975,307	Citibank N.A.	5/13/16	(9,029)
EUR	60,000	USD	66,932	UBS AG	5/13/16	1,422
EUR	190,000	USD	213,134	UBS AG	5/13/16	3,319
USD	6,467,016	EUR	5,764,805	UBS AG	5/13/16	(100,411)
USD	1,966,099	GBP	1,359,926	UBS AG	5/13/16	12,685
USD	520,727	GBP	361,262	UBS AG	5/13/16	1,806

Total						$(361,661)

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016